RISKS AND UNCERTAINTIES (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vanguard Target Retirement Trust Select 2030
EBP, Risk and Uncertainty [Line Items]
Balance	$ 650,967	$ 629,371
% of Net Assets	12.00%	12.00%
Vanguard Target Retirement Trust Select 2035
EBP, Risk and Uncertainty [Line Items]
Balance	$ 652,284	$ 579,826
% of Net Assets	12.00%	11.00%
Vanguard Target Retirement Trust Select 2040
EBP, Risk and Uncertainty [Line Items]
Balance	$ 545,668
% of Net Assets	10.00%
Vanguard Institutional 500 Index Trust
EBP, Risk and Uncertainty [Line Items]
Balance		$ 926,549
% of Net Assets		18.00%
Vanguard Institutional 500 Index B Trust
EBP, Risk and Uncertainty [Line Items]
Balance	$ 970,442
% of Net Assets	18.00%